UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$ 1,000.00	$ 1,069.80	$ 4.07
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.02	$ 3.98

* Expenses are equal to the Fund's annualized expense ratio of .78%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Williams Companies, Inc.	3.1	3.3
Xerox Corp.	2.2	1.1
Nextel Communications, Inc.	2.1	2.3
Qwest Corp.	1.9	0.6
CSC Holdings, Inc.	1.9	1.2
	11.2
Top Five Market Sectors as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.6	12.5
Cable TV	10.0	11.7
Energy	9.4	12.2
Technology	6.3	4.7
Healthcare	4.8	3.2
Quality Diversification (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 1.5%	BBB 1.1%
BB 21.7%	BB 14.8%
B 42.7%	B 47.8%
CCC,CC,C 12.3%	CCC,CC,C 19.9%
D 0.5%	D 0.4%
Not Rated 2.6%	Not Rated 2.5%
Equities 9.8%	Equities 9.7%
Short-Term Investments and Net Other Assets 8.9%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Nonconvertible Bonds 78.8%		Nonconvertible Bonds 84.1%
	Convertible Bonds, Preferred Stocks 1.1%		Convertible Bonds, Preferred Stocks 1.5%
	Common Stocks 8.9%		Common Stocks 8.7%
	Other Investments 2.3%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets 8.9%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	14.5%	** Foreign investments	11.8%

Semiannual Report

Investments October 31, 2004

Showing Percentage of Net Assets

Corporate Bonds - 79.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.2%
Technology - 0.2%
Atmel Corp. 0% 5/23/21	$ 20,230	$ 9,180
Nonconvertible Bonds - 78.8%
Aerospace - 0.3%
BE Aerospace, Inc.:
8.5% 10/1/10	1,300	1,424
8.875% 5/1/11	10,220	10,782
		12,206
Air Transportation - 1.4%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19	11,327	6,117
7.379% 5/23/16	5,907	3,190
AMR Corp. 10.2% 3/15/20	2,750	1,623
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	791	625
6.795% 2/2/20	2,533	2,001
6.8% 7/2/07	486	379
8.307% 10/2/19	406	309
8.312% 10/2/12	1,686	1,181
8.321% 11/1/06	2,405	2,237
8.388% 5/1/22	4,691	3,401
Delta Air Lines, Inc.:
7.9% 12/15/09	2,170	998
8.3% 12/15/29	9,350	3,413
10% 8/15/08	3,060	1,607
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	2,000	1,895
7.711% 9/18/11	3,690	2,435
7.779% 11/18/05	5,280	3,696
7.92% 5/18/12	14,780	9,755
Northwest Airlines Corp. 10% 2/1/09	7,670	5,216
Northwest Airlines, Inc.:
7.875% 3/15/08	6,620	4,435
9.875% 3/15/07	2,000	1,540
Northwest Airlines, Inc. pass thru trust certificates:
7.626% 4/1/10	1,082	811
7.691% 4/1/17	1,231	936
7.95% 9/1/16	1,014	781
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
8.304% 9/1/10	$ 3,120	$ 2,340
9.179% 10/1/11	4,636	3,106
		64,027
Automotive - 0.6%
Dana Corp. 9% 8/15/11	4,410	5,237
EaglePicher, Inc. 9.75% 9/1/13	8,720	8,807
Navistar International Corp. 7.5% 6/15/11	3,250	3,502
Tenneco Automotive, Inc. 11.625% 10/15/09	1,597	1,693
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	2,781	3,212
11% 2/15/13	4,926	5,862
		28,313
Broadcasting - 1.0%
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	10,138	10,949
Radio One, Inc. 8.875% 7/1/11	9,550	10,553
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)	15,770	16,874
10.375% 9/1/14 (g)	9,450	10,301
		48,677
Building Materials - 0.8%
FIMEP SA 10.5% 2/15/13	3,625	4,250
Jacuzzi Brands, Inc. 9.625% 7/1/10	27,395	30,819
		35,069
Cable TV - 7.0%
Cablevision Systems Corp. 8% 4/15/12 (g)	54,790	58,488
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	6,000	5,981
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	4,940	4,162
0% 5/15/11 (e)	6,755	4,323
0% 1/15/12 (e)	5,000	2,925
10% 4/1/09	690	574
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)	11,150	11,275
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings, Inc.:
6.75% 4/15/12 (g)	$ 20,160	$ 20,815
7.625% 4/1/11	6,460	6,961
7.625% 7/15/18	36,763	38,417
7.875% 12/15/07	1,000	1,075
7.875% 2/15/18	15,395	16,627
EchoStar DBS Corp.:
6.375% 10/1/11	15,465	16,045
6.625% 10/1/14 (g)	18,910	19,288
NTL Cable PLC 8.75% 4/15/14 (g)	47,580	52,338
Rogers Cable, Inc.:
5.5% 3/15/14	5,630	5,264
6.25% 6/15/13	8,320	8,185
7.875% 5/1/12	3,330	3,646
Telenet Group Holding NV 0% 6/15/14 (e)(g)	56,750	42,704
Videotron LTEE 6.875% 1/15/14	3,630	3,830
		322,923
Capital Goods - 0.4%
Blount, Inc. 8.875% 8/1/12	6,070	6,556
ERICO International Corp. 8.875% 3/1/12	1,430	1,473
Hexcel Corp. 9.75% 1/15/09	6,000	6,285
Polypore, Inc. 8.75% 5/15/12 (g)	2,920	3,051
		17,365
Chemicals - 4.4%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (g)	41,515	46,185
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (e)(g)	10,270	6,496
Series B, 0% 10/1/14 (e)(g)	30,040	18,850
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	5,760	6,602
Georgia Gulf Corp. 7.125% 12/15/13	3,920	4,224
Huntsman Advanced Materials LLC:
11% 7/15/10 (g)	7,000	8,103
11.86% 7/15/08 (g)(h)	9,000	9,428
Huntsman ICI Chemicals LLC 10.125% 7/1/09	19,820	20,811
Huntsman International LLC 9.875% 3/1/09	6,165	6,735
Huntsman LLC:
9.32% 7/15/11 (g)(h)	3,180	3,411
11.625% 10/15/10	3,770	4,411
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Innophos, Inc. 8.875% 8/15/14 (g)	$ 2,560	$ 2,752
Lyondell Chemical Co.:
9.5% 12/15/08	1,250	1,356
11.125% 7/15/12	12,795	14,906
Millennium America, Inc. 9.25% 6/15/08	6,270	6,975
Phibro Animal Health Corp. 13% 12/1/07 unit (g)	8,600	9,374
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08	10,535	9,798
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10	3,220	3,357
Solutia, Inc.:
6.72% 10/15/37 (d)	1,185	758
7.375% 10/15/27 (d)	33,440	21,402
		205,934
Consumer Products - 0.5%
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,943
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	2,666
Jostens Holding Corp. 0% 12/1/13 (e)	4,290	3,024
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (g)	3,450	3,571
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10	6,925	7,998
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	3,110	3,421
		23,623
Containers - 2.5%
BWAY Corp. 10% 10/15/10	9,210	9,740
Crown Cork & Seal, Inc.:
7.375% 12/15/26	12,479	11,543
8% 4/15/23	8,275	8,027
Crown European Holdings SA:
9.5% 3/1/11	12,310	13,941
10.875% 3/1/13	3,810	4,505
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (g)	9,180	9,685
9.875% 10/15/14 (g)	13,660	14,480
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	6,090	6,577
8.25% 5/15/13	21,830	23,467
Pliant Corp. 0% 6/15/09 (e)	16,550	14,647
		116,612
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - 0.5%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	$ 3,080	$ 3,342
Metris Companies, Inc. 10.125% 7/15/06	2,000	1,970
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (g)	15,720	16,978
		22,290
Diversified Media - 0.5%
Corus Entertainment, Inc. 8.75% 3/1/12	7,225	8,038
Entravision Communications Corp. 8.125% 3/15/09	14,455	15,431
PEI Holdings, Inc. 11% 3/15/10	221	256
		23,725
Electric Utilities - 3.0%
AES Corp.:
7.75% 3/1/14	10,450	11,391
8.75% 5/15/13 (g)	15,775	18,161
Calpine Corp.:
8.5% 7/15/10 (g)	8,790	6,505
8.75% 7/15/13 (g)	37,550	27,318
9.875% 12/1/11 (g)	2,500	1,850
CMS Energy Corp.:
7.5% 1/15/09	10,153	10,889
7.75% 8/1/10	5,500	6,029
8.5% 4/15/11	1,725	1,960
Illinois Power Co.:
7.5% 6/15/09	490	562
11.5% 12/15/10	17,950	21,271
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,510	7,923
Nevada Power Co.:
6.5% 4/15/12	6,160	6,406
10.875% 10/15/09	350	411
Sierra Pacific Power Co. 6.25% 4/15/12	3,500	3,605
Sierra Pacific Resources 8.625% 3/15/14	11,710	13,291
		137,572
Energy - 8.4%
ANR Pipeline, Inc.:
7.375% 2/15/24	15,535	16,040
9.625% 11/1/21	19,730	24,268
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.:
7.5% 9/15/13	$ 2,000	$ 2,238
7.75% 1/15/15	6,000	6,600
El Paso Energy Corp.:
7.375% 12/15/12	5,670	5,691
7.75% 1/15/32	3,480	3,206
7.8% 8/1/31	22,130	20,249
El Paso Production Holding Co. 7.75% 6/1/13	10,250	10,660
Energy Partners Ltd. 8.75% 8/1/10	14,470	15,700
Enron Corp.:
6.4% 7/15/06 (d)	3,270	850
6.625% 11/15/05 (d)	13,290	3,455
6.725% 11/15/37 (d)	4,095	1,085
6.75% 8/1/09 (d)	3,320	863
6.875% 10/15/07 (d)	8,050	2,093
6.95% 7/15/28 (d)	7,270	1,927
7.125% 5/15/07 (d)	1,390	361
7.375% 5/15/19 (d)	8,400	2,184
7.875% 6/15/49 (d)	1,390	370
8.375% 5/23/05 (d)	15,020	3,905
9.125% 4/1/49 (d)	285	74
9.875% 6/15/49 (d)	1,268	330
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,640
Harvest Operations Corp. 7.875% 10/15/11 (g)	5,620	5,803
InterNorth, Inc. 9.625% 3/15/06 (d)	5,575	1,450
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (g)	2,465	2,520
Northwest Pipeline Corp. 8.125% 3/1/10	3,400	3,808
Ocean Rig Norway AS yankee 10.25% 6/1/08	1,685	1,719
Plains Exploration & Production Co.:
7.125% 6/15/14	5,060	5,642
8.75% 7/1/12	5,620	6,358
Range Resources Corp. 7.375% 7/15/13	5,530	5,862
Southern Natural Gas Co.:
7.35% 2/15/31	8,553	8,639
8% 3/1/32	18,965	20,055
8.875% 3/15/10	4,000	4,505
Tennessee Gas Pipeline Co.:
7% 10/15/28	8,920	8,630
7.5% 4/1/17	13,715	14,641
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Tennessee Gas Pipeline Co.: - continued
7.625% 4/1/37	$ 1,445	$ 1,465
8.375% 6/15/32	6,100	6,588
The Coastal Corp.:
6.375% 2/1/09	21,257	20,965
7.75% 6/15/10	2,880	2,981
10.75% 10/1/10	1,230	1,276
Williams Companies, Inc.:
7.125% 9/1/11	6,170	6,910
7.625% 7/15/19	28,965	32,586
7.875% 9/1/21	19,475	22,128
8.125% 3/15/12	55,670	65,134
8.75% 3/15/32	10,560	11,986
		387,440
Entertainment/Film - 1.2%
AMC Entertainment, Inc.:
8% 3/1/14 (g)	11,270	10,876
8.625% 8/15/12 (g)	6,780	7,390
9.5% 2/1/11	1,378	1,419
Cinemark USA, Inc. 9% 2/1/13	10,300	11,665
Cinemark, Inc. 0% 3/15/14 (e)	16,250	11,456
IMAX Corp. 9.625% 12/1/10 (g)	12,330	12,700
		55,506
Environmental - 0.3%
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	393
7.4% 9/15/35	15,066	12,806
IMCO Recycling Escrow, Inc. 9% 11/15/14 (g)	1,980	2,030
		15,229
Food and Drug Retail - 0.8%
Ahold Finance USA, Inc. 8.25% 7/15/10	11,980	13,657
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	5,202	5,592
Jean Coutu Group, Inc. 7.625% 8/1/12 (g)	3,530	3,733
Pathmark Stores, Inc. 8.75% 2/1/12	13,870	12,760
		35,742
Food/Beverage/Tobacco - 1.5%
B&G Foods, Inc. 8% 10/1/11	5,520	5,796
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Doane Pet Care Co.:
9.75% 5/15/07	$ 17,900	$ 17,811
10.75% 3/1/10	7,500	8,063
Leiner Health Products, Inc. 11% 6/1/12	2,870	3,110
Michael Foods, Inc. 8% 11/15/13	2,690	2,804
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	13,870	14,217
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)(g)	15,460	10,436
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)	9,440	9,440
		71,677
Gaming - 2.2%
Mandalay Resort Group 6.5% 7/31/09	16,415	17,236
MGM MIRAGE:
6% 10/1/09 (g)	5,030	5,193
6.75% 9/1/12 (g)	15,790	16,679
MTR Gaming Group, Inc. 9.75% 4/1/10	4,110	4,480
Penn National Gaming, Inc. 8.875% 3/15/10	1,795	1,981
Station Casinos, Inc.:
6% 4/1/12	8,320	8,674
6.5% 2/1/14	10,140	10,698
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	19,620	21,533
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)	4,412	4,721
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	8,826	10,900
		102,095
Healthcare - 4.4%
ALARIS Medical Systems, Inc. 7.25% 7/1/11	10,000	11,000
AmeriPath, Inc. 10.5% 4/1/13	14,500	14,210
AmerisourceBergen Corp.:
7.25% 11/15/12	3,240	3,499
8.125% 9/1/08	2,270	2,474
Beverly Enterprises, Inc. 7.875% 6/15/14 (g)	5,180	5,543
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	14,364
Concentra Operating Corp. 9.125% 6/1/12 (g)	2,700	2,984
Curative Health Services, Inc. 10.75% 5/1/11	3,120	2,777
Genesis HealthCare Corp. 8% 10/15/13	2,230	2,425
Mariner Health Care, Inc. 8.25% 12/15/13 (g)	5,310	6,027
National Nephrology Associates, Inc. 9% 11/1/11 (g)	3,240	3,742
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Psychiatric Solutions, Inc. 10.625% 6/15/13	$ 2,620	$ 3,000
Senior Housing Properties Trust 7.875% 4/15/15	17,390	19,216
Tenet Healthcare Corp. 9.875% 7/1/14 (g)	9,315	9,734
Triad Hospitals, Inc. 7% 11/15/13	13,090	13,450
U.S. Oncology, Inc.:
9% 8/15/12 (g)	6,330	6,836
10.75% 8/15/14 (g)	25,325	27,604
Vanguard Health Holding Co. I 0% 10/1/15 (e)(g)	24,370	14,165
Vanguard Health Holding Co. II LLC 9% 10/1/14 (g)	31,550	32,812
VWR International, Inc.:
6.875% 4/15/12 (g)	3,340	3,490
8% 4/15/14 (g)	3,340	3,574
		202,926
Homebuilding/Real Estate - 1.9%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (g)	12,730	13,430
Beazer Homes USA, Inc. 8.375% 4/15/12	9,805	10,810
BF Saul REIT 7.5% 3/1/14	12,505	12,786
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	7,000	7,630
D.R. Horton, Inc. 7.875% 8/15/11	15,000	17,006
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13	7,000	7,525
Standard Pacific Corp. 7.75% 3/15/13	10,920	11,848
William Lyon Homes, Inc. 7.5% 2/15/14	6,620	6,521
		87,556
Hotels - 1.1%
Hilton Hotels Corp. 7.625% 12/1/12	9,340	10,998
ITT Corp.:
6.75% 11/15/05	2,000	2,073
7.375% 11/15/15	20,000	22,600
La Quinta Properties, Inc.:
7% 8/15/12 (g)	6,000	6,435
8.875% 3/15/11	9,735	10,976
		53,082
Insurance - 0.6%
AAG Holding, Inc. 6.875% 6/1/08	5,010	5,298
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Insurance - continued
Marsh & McLennan Companies, Inc.:
4.85% 2/15/13	$ 7,480	$ 7,097
5.375% 7/15/14	16,275	15,907
		28,302
Leisure - 1.3%
Gaylord Entertainment Co. 8% 11/15/13	8,460	9,179
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	30,445	15,984
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	18,375	21,407
Vail Resorts, Inc. 6.75% 2/15/14	13,540	13,845
		60,415
Metals/Mining - 1.4%
America Rock Salt Co. LLC 9.5% 3/15/14	7,250	7,504
Century Aluminum Co. 7.5% 8/15/14 (g)	3,740	3,955
Compass Minerals International, Inc. 0% 12/15/12 (e)	18,715	15,721
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	12,668
10.125% 2/1/10	7,000	7,893
Massey Energy Co. 6.625% 11/15/10	10,700	11,182
Peabody Energy Corp. 6.875% 3/15/13	5,205	5,712
		64,635
Paper - 1.9%
Boise Cascade LLC/Boise Cascade Finance Corp.:
5.005% 10/15/12 (g)(h)	2,840	2,904
7.125% 10/15/14 (g)	3,480	3,637
Georgia-Pacific Corp.:
7.375% 12/1/25	8,240	9,002
7.75% 11/15/29	9,000	9,833
8% 1/15/24	24,710	28,664
8.125% 5/15/11	2,500	2,913
8.875% 5/15/31	5,250	6,458
9.375% 2/1/13	1,000	1,180
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	20,500	21,986
Millar Western Forest Products Ltd. 7.75% 11/15/13	3,085	3,286
		89,863
Publishing/Printing - 3.1%
Dex Media, Inc.:
0% 11/15/13 (e)	4,830	3,635
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
Dex Media, Inc.: - continued
8% 11/15/13	$ 16,350	$ 17,495
Haights Cross Communications, Inc. 0% 8/15/11 (e)	9,350	5,844
Haights Cross Operating Co. 11.75% 8/15/11	13,350	14,685
Houghton Mifflin Co.:
0% 10/15/13 (e)	69,155	44,778
8.25% 2/1/11	8,260	8,756
9.875% 2/1/13	24,000	25,920
Sun Media Corp. Canada 7.625% 2/15/13	10,365	11,246
The Reader's Digest Association, Inc. 6.5% 3/1/11	9,085	9,426
		141,785
Railroad - 1.0%
Kansas City Southern Railway Co.:
7.5% 6/15/09	7,655	7,885
9.5% 10/1/08	740	844
TFM SA de CV:
12.5% 6/15/12	13,955	15,804
yankee:
10.25% 6/15/07	750	784
11.75% 6/15/09	18,845	19,081
		44,398
Restaurants - 0.4%
Domino's, Inc. 8.25% 7/1/11	4,070	4,457
Morton's Restaurant Group, Inc. 7.5% 7/1/10	12,460	11,962
		16,419
Services - 1.3%
Allied Security Escrow Corp. 11.375% 7/15/11 (g)	6,250	6,563
Iron Mountain, Inc.:
6.625% 1/1/16	14,540	14,395
7.75% 1/15/15	5,845	6,283
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)	23,355	19,793
JohnsonDiversey, Inc. 9.625% 5/15/12	2,575	2,910
Worldspan LP 9.625% 6/15/11	10,360	9,842
		59,786
Shipping - 2.0%
CHC Helicopter Corp. 7.375% 5/1/14	10,925	11,581
General Maritime Corp. 10% 3/15/13	9,420	10,833
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	3,280	2,936
Grupo TMM SA de CV 10.5% 8/1/07 (g)	8,643	7,952
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Shipping - continued
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (g)	$ 3,790	$ 4,131
OMI Corp. 7.625% 12/1/13	8,125	8,572
Seabulk International, Inc. 9.5% 8/15/13	17,020	17,743
Ship Finance International Ltd. 8.5% 12/15/13	30,655	31,115
		94,863
Steels - 2.0%
CSN Islands VIII Corp. 9.75% 12/16/13 (g)	32,320	32,926
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,695	10,043
International Steel Group, Inc. 6.5% 4/15/14	24,820	26,495
Ispat Inland ULC 9.75% 4/1/14	7,745	9,410
Oregon Steel Mills, Inc. 10% 7/15/09	12,930	14,352
		93,226
Super Retail - 1.3%
AutoNation, Inc. 9% 8/1/08	12,200	14,000
Barneys, Inc. 9% 4/1/08	9,900	10,296
Blockbuster, Inc. 9% 9/1/12 (g)	8,820	9,041
CSK Automotive, Inc. 7% 1/15/14	2,460	2,399
Hollywood Entertainment Corp. 9.625% 3/15/11	5,630	6,348
J. Crew Intermediate LLC 0% 5/15/08 (e)	6,765	6,359
Levitz Home Furnishings, Inc. 12% 11/1/11 (g)	10,590	10,590
National Vision, Inc. 12% 3/30/09	791	673
		59,706
Technology - 5.6%
Celestica, Inc. 7.875% 7/1/11	31,775	33,682
Freescale Semiconductor, Inc. 7.125% 7/15/14 (g)	27,745	29,271
IOS Capital LLC 7.25% 6/30/08	487	509
Lucent Technologies, Inc.:
6.45% 3/15/29	50,085	42,572
6.5% 1/15/28	4,180	3,553
Semiconductor Note Participation Trust 0% 8/4/11 (g)	3,000	4,140
Viasystems, Inc. 10.5% 1/15/11	23,140	22,909
Xerox Capital Trust I 8% 2/1/27	23,940	23,880
Xerox Corp.:
6.875% 8/15/11	24,680	25,852
7.2% 4/1/16	4,950	5,222
7.625% 6/15/13	62,845	68,737
		260,327
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - 12.2%
AT&T Corp. 8.75% 11/15/31	$ 38,875	$ 44,901
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	27,122	29,563
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)	8,540	8,625
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	8,420	8,967
9.375% 8/1/11	22,000	24,970
Dobson Cellular Systems, Inc.:
8.375% 11/1/11 (g)	5,310	5,476
9.875% 11/1/12 (g)	9,370	9,347
Eschelon Operating Co. 8.375% 3/15/10	7,475	5,980
Innova S. de R.L. 9.375% 9/19/13	19,890	22,103
Kyivstar GSM 10.375% 8/17/09 (g)	5,320	5,872
Level 3 Financing, Inc. 10.75% 10/15/11 (g)	16,220	13,949
MCI, Inc.:
6.688% 5/1/09	416	411
7.735% 5/1/14	4,943	4,782
Millicom International Cellular SA 10% 12/1/13 (g)	36,935	37,212
Mobifon Holdings BV 12.5% 7/31/10	23,305	27,500
New Skies Satellites NV:
7.4375% 11/1/11 (g)(h)	3,540	3,611
9.125% 11/1/12 (g)	2,710	2,778
Nextel Communications, Inc.:
5.95% 3/15/14	6,370	6,489
6.875% 10/31/13	6,840	7,421
7.375% 8/1/15	75,245	83,692
Qwest Corp. 9.125% 3/15/12 (g)	60,135	67,802
Qwest Services Corp.:
14% 12/15/10 (g)(h)	1,990	2,358
14.5% 12/15/14 (g)(h)	3,963	4,874
Rogers Wireless, Inc. 6.375% 3/1/14	26,780	25,307
U.S. West Communications:
6.875% 9/15/33	26,355	22,402
7.125% 11/15/43	1,355	1,155
7.2% 11/10/26	34,885	31,048
7.25% 9/15/25	5,795	5,418
7.25% 10/15/35	6,060	5,242
7.5% 6/15/23	14,935	13,890
8.875% 6/1/31	2,015	2,010
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
UbiquiTel Operating Co.:
9.875% 3/1/11	$ 1,880	$ 2,026
9.875% 3/1/11 (g)	6,270	6,756
Western Wireless Corp. 9.25% 7/15/13	20,370	21,439
		565,376
TOTAL NONCONVERTIBLE BONDS		3,648,690
TOTAL CORPORATE BONDS (Cost $3,454,501)		3,657,870
Common Stocks - 8.9%
	Shares
Automotive - 0.2%
Exide Technologies warrants 3/18/06 (a)	589	0
TRW Automotive Holdings Corp.	500,000	9,180
		9,180
Broadcasting - 0.3%
Fox Entertainment Group, Inc. Class A (a)	430,000	12,754
Building Materials - 0.3%
Jacuzzi Brands, Inc. (a)	177,900	1,539
Martin Marietta Materials, Inc.	300,000	13,659
		15,198
Cable TV - 2.7%
Cablevision Systems Corp. - NY Group Class A (a)	650,000	13,377
Comcast Corp. Class A (a)	300,000	8,850
Cox Communications, Inc. Class A (a)	300,000	10,332
NTL, Inc. (a)	613,393	40,797
NTL, Inc. warrants 1/13/11 (a)	35,177	155
PTV, Inc. (a)	3	2
Telewest Global, Inc. (a)	4,171,009	51,303
		124,816
Chemicals - 0.0%
Sterling Chemicals, Inc. (a)	891	22
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,445	0
		22
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(i)	11,400,000	114
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Diversified Media - 0.2%
Liberty Media Corp. Class A (a)	1,250,000	$ 11,150
Energy - 1.0%
Apache Corp.	340,000	17,238
Chesapeake Energy Corp.	1,100,000	17,688
Encore Acquisition Co. (a)	350,000	11,428
		46,354
Food and Drug Retail - 0.0%
Pathmark Stores, Inc. (a)	499,569	2,153
Food/Beverage/Tobacco - 0.3%
Centerplate, Inc. unit	1,033,875	14,216
Gaming - 0.3%
Mikohn Gaming Corp. warrants 10/14/08 (a)(i)	535,456	214
Penn National Gaming, Inc. (a)	300,000	12,459
		12,673
Healthcare - 0.4%
DaVita, Inc. (a)	460,800	13,649
Quest Diagnostics, Inc.	75,000	6,566
		20,215
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (i)	159,600	377
Metals/Mining - 0.8%
Haynes International, Inc. (a)(g)	147,429	1,622
Peabody Energy Corp.	250,000	15,945
Phelps Dodge Corp.	200,000	17,508
		35,075
Publishing/Printing - 0.3%
R.H. Donnelley Corp. (a)	225,000	12,206
Shipping - 1.5%
General Maritime Corp. (a)	1,100,000	41,800
OMI Corp.	1,295,000	23,245
Ship Finance International Ltd. (f)	140,100	2,816
		67,861
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	9,900	594
National Vision, Inc. (a)	34,502	202
		796
Technology - 0.5%
General Cable Corp. (a)	960,300	11,812
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Technology - continued
Liberty Media International, Inc. Class A (a)	62,500	$ 2,253
Seagate Technology	550,000	6,952
		21,017
Telecommunications - 0.0%
Broadwing Corp. (a)	12,986	74
SpectraSite, Inc. (a)	4,451	228
		302
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (i)	659,302	6,824
TOTAL COMMON STOCKS (Cost $435,256)		413,303
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.1%
Telecommunications - 0.0%
Dobson Communications Corp. Series F, 6.00% (g)	4,760	233
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (i)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		6,083
Nonconvertible Preferred Stocks - 0.8%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75% (a)	9,997	10,947
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	57,686	349
Diversified Financial Services - 0.4%
American Annuity Group Capital Trust II 8.875% (a)	18,557	18,835
Super Retail - 0.2%
GNC Corp. Series A, 12.00%	7,090	7,445
TOTAL NONCONVERTIBLE PREFERRED STOCKS		37,576
TOTAL PREFERRED STOCKS (Cost $42,550)		43,659
Floating Rate Loans - 2.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Automotive - 0.4%
AM General LLC:
Tranche B1, term loan 6.542% 11/1/11 (h)	$ 12,600	$ 12,584
Tranche C2, term loan 11.21% 5/2/12 (h)	6,300	6,410
		18,994
Cable TV - 0.3%
Hilton Head Communications LP Tranche B term loan 6% 3/31/08 (h)	6,000	5,873
Olympus Cable Holdings LLC Tranche B term loan 6.75% 9/30/10 (h)	1,450	1,428
United Pan-Europe Communications NV Tranche C2 term loan 7.381% 3/31/09 (h)	4,975	5,025
		12,326
Diversified Financial Services - 0.4%
Metris Companies, Inc. term loan 11.34% 5/6/07 (h)	15,650	16,511
Electric Utilities - 0.7%
Astoria Energy LLC term loan:
6.9906% 4/15/12 (h)	9,630	9,823
10.725% 4/15/12 (h)	8,310	8,559
Calpine Corp. Tranche 2 term loan 7.82% 7/15/07 (h)	14,813	12,331
		30,713
Energy - 0.0%
Magellan Midstream Holdings LP Tranche A term loan 4.65% 6/17/08 (h)	914	925
Telecommunications - 0.4%
Qwest Corp. Tranche B term loan 6.95% 6/30/10 (h)	19,000	19,000
Textiles & Apparel - 0.1%
Levi Strauss & Co. Tranche B term loan 10% 9/29/09	6,600	7,128
TOTAL FLOATING RATE LOANS (Cost $104,106)		105,597
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 1.79% (b)(c) (Cost $366,366)	366,365,680	366,366
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.79%, dated 10/29/04 due 11/1/04) (Cost $12,974)	$ 12,976	$ 12,974
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $4,415,753)		4,599,769
NET OTHER ASSETS - 0.7%		31,118
NET ASSETS - 100%		$ 4,630,887
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $951,803,000 or 20.6% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,379,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
Mikohn Gaming Corp. warrants 10/14/08	9/26/03	$ -
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.5%
Canada	3.4%
Marshall Islands	1.8%
Luxembourg	1.8%
Mexico	1.5%
United Kingdom	1.1%
Cayman Islands	1.0%
Others (individually less than 1%)	3.9%
100.0%
Income Tax Information

At April 30, 2004, the fund had a capital loss carryforward of approximately $648,181,000 of which $85,782,000, $450,936,000 and $111,463,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2004

Assets
Investment in securities, at value (including securities loaned of $2,111 and repurchase agreements of $12,974) (cost $4,415,753) - See accompanying schedule		$ 4,599,769
Cash		79
Receivable for investments sold		29,000
Receivable for fund shares sold		15,643
Dividends receivable		68
Interest receivable		70,455
Other affiliated receivables		18
Other receivables		240
Total assets		4,715,272

Liabilities
Payable for investments purchased	$ 73,094
Payable for fund shares redeemed	4,059
Distributions payable	1,926
Accrued management fee	2,170
Other affiliated payables	772
Other payables and accrued expenses	290
Collateral on securities loaned, at value	2,074
Total liabilities		84,385

Net Assets		$ 4,630,887
Net Assets consist of:
Paid in capital		$ 5,044,275
Undistributed net investment income		49,325
Accumulated undistributed net realized gain (loss) on investments		(646,729)
Net unrealized appreciation (depreciation) on investments		184,016
Net Assets, for 562,355 shares outstanding		$ 4,630,887
Net Asset Value, offering price and redemption price per share ($4,630,887 ÷ 562,355 shares)		$ 8.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004

Investment Income
Dividends		$ 2,719
Interest		167,941
Security lending		10
Total income		170,670

Expenses
Management fee	$ 12,284
Transfer agent fees	3,451
Accounting and security lending fees	595
Non-interested trustees' compensation	12
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	49
Registration fees	59
Audit	115
Legal	30
Miscellaneous	183
Total expenses before reductions	16,780
Expense reductions	(61)	16,719
Net investment income		153,951
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		8,515
Change in net unrealized appreciation (depreciation) on investment securities		133,570
Net gain (loss)		142,085
Net increase (decrease) in net assets resulting from operations		$ 296,036

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 153,951	$ 309,576
Net realized gain (loss)	8,515	103,113
Change in net unrealized appreciation (depreciation)	133,570	205,032
Net increase (decrease) in net assets resulting from operations	296,036	617,721
Distributions to shareholders from net investment income	(135,815)	(333,709)
Share transactions Proceeds from sales of shares	443,471	1,500,605
Reinvestment of distributions	124,038	302,529
Cost of shares redeemed	(395,079)	(1,622,807)
Net increase (decrease) in net assets resulting from share transactions	172,430	180,327
Redemption fees	214	1,830
Total increase (decrease) in net assets	332,865	466,169

Net Assets
Beginning of period	4,298,022	3,831,853
End of period (including undistributed net investment income of $49,325 and undistributed net investment income of $31,189, respectively)	$ 4,630,887	$ 4,298,022
Other Information Shares
Sold	55,867	191,181
Issued in reinvestment of distributions	15,626	38,179
Redeemed	(50,390)	(207,749)
Net increase (decrease)	21,103	21,611

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,	Years ended April 30,
	2004	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.37	$ 6.69	$ 7.63	$ 9.14	$ 10.29
Income from Investment Operations
Net investment incomeD	.285I	.584	.562	.554F,H	.781	.872
Net realized and unrealized gain (loss)	.257	.613	.588	(.952)F,H	(1.612)	(.799)
Total from investment operations	.542	1.197	1.150	(.398)	(.831)	.073
Distributions from net investment income	(.252)	(.630)	(.472)	(.545)	(.686)	(.743)
Distributions from net realized gain	-	-	-	-	-	(.487)
Total distributions	(.252)	(.630)	(.472)	(.545)	(.686)	(1.230)
Redemption fees added to paid in capitalD	-G	.003	.002	.003	.007	.007
Net asset value, end of period	$ 8.23	$ 7.94	$ 7.37	$ 6.69	$ 7.63	$ 9.14
Total ReturnB,C	6.98%	16.60%	18.89%	(5.16)%	(9.37)%	.94%
Ratios to Average Net AssetsE
Expenses before expense reductions	.78%A	.79%	.84%	.81%	.79%	.83%
Expenses net of voluntary waivers, if any	.78%A	.79%	.84%	.81%	.79%	.83%
Expenses net of all reductions	.78%A	.78%	.83%	.81%	.78%	.82%
Net investment income	7.16%A,I	7.41%	9.06%	7.93%F,H	9.32%	9.09%
Supplemental Data
Net assets, end of period (in millions)	$ 4,631	$ 4,298	$ 3,832	$ 3,035	$ 3,111	$ 3,179
Portfolio turnover rate	62%A	113%	125%	125%	82%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. G Amount represents less than $.001 per share. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $.038 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 8.48% to 7.93%. The reclassification has no impact on the net assets of the fund. I Net investment income per share includes approximately $.02 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 6.76%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 358,327
Unrealized depreciation	(165,242)
Net unrealized appreciation (depreciation)	$ 193,085
Cost for federal income tax purposes	$ 4,406,684

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,279,915 and $1,359,089, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,607 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $50 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $9, respectively.

8. Other Information.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2004

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	2,559,557,423.55	77.884
Against	525,390,509.70	15.987
Abstain	122,960,694.34	3.742
Broker Non-Votes	78,445,792.00	2.387
TOTAL	3,286,354,419.59	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	3,125,780,798.57	95.114
Withheld	160,573,621.02	4.886
TOTAL	3,286,354,419.59	100.000
Ralph F. Cox
Affirmative	3,119,765,778.55	94.931
Withheld	166,588,641.04	5.069
TOTAL	3,286,354,419.59	100.000
Laura B. Cronin
Affirmative	3,115,932,063.18	94.814
Withheld	170,422,356.41	5.186
TOTAL	3,286,354,419.59	100.000
Robert M. Gates
Affirmative	3,122,739,834.29	95.021
Withheld	163,614,585.30	4.979
TOTAL	3,286,354,419.59	100.000
George H. Heilmeier
Affirmative	3,125,791,516.42	95.114
Withheld	160,562,903.17	4.886
TOTAL	3,286,354,419.59	100.000
Abigail P. Johnson
Affirmative	3,109,441,037.15	94.617
Withheld	176,913,382.44	5.383
TOTAL	3,286,354,419.59	100.000
Edward C. Johnson 3d
Affirmative	3,111,275,896.85	94.673
Withheld	175,078,522.74	5.327
TOTAL	3,286,354,419.59	100.000
Donald J. Kirk
Affirmative	3,119,842,598.45	94.933
Withheld	166,511,821.14	5.067
TOTAL	3,286,354,419.59	100.000
Marie L. Knowles
Affirmative	3,124,334,177.66	95.070
Withheld	162,020,241.93	4.930
TOTAL	3,286,354,419.59	100.000
Ned C. Lautenbach
Affirmative	3,126,280,508.33	95.129
Withheld	160,073,911.26	4.871
TOTAL	3,286,354,419.59	100.000
Marvin L. Mann
Affirmative	3,119,208,557.40	94.914
Withheld	167,145,862.19	5.086
TOTAL	3,286,354,419.59	100.000
William O. McCoy
Affirmative	3,121,385,684.28	94.980
Withheld	164,968,735.31	5.020
TOTAL	3,286,354,419.59	100.000
Robert L. Reynolds
Affirmative	3,123,400,781.93	95.042
Withheld	162,953,637.66	4.958
TOTAL	3,286,354,419.59	100.000
William S. Stavropoulos
Affirmative	3,123,548,598.75	95.046
Withheld	162,805,820.84	4.954
TOTAL	3,286,354,419.59	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Focused High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CAI-USAN-1204
1.784852.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 20, 2004